Income Taxes - Summary of Net Operating Losses and Tax Credit Carryforwards - Graphite Bio, Inc. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Domestic Tax Authority
Income Taxes [Line Items]
Net operating loss	$ 18,100
R&D credit carryforwards	6,500
Domestic Tax Authority | Graphite Bio, Inc.
Income Taxes [Line Items]
R&D credit carryforwards	$ 6,395
Domestic Tax Authority | Maximum
Income Taxes [Line Items]
Tax credit carryforwards expiration year	2043
Domestic Tax Authority | Minimum
Income Taxes [Line Items]
Tax credit carryforwards expiration year	2041
Domestic Tax Authority | Starting from January 1, 2018 | Graphite Bio, Inc.
Income Taxes [Line Items]
Net operating loss	$ 146,450
Net operating losses, Expiration Years description	Do Not Expire
State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss		$ 17,900
R&D credit carryforwards	$ 500
State and Local Jurisdiction | Graphite Bio, Inc.
Income Taxes [Line Items]
Net operating loss	29
R&D credit carryforwards	$ 4,716
Tax credits, Expiration Years Description	Do Not Expire
State and Local Jurisdiction | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year	2043
State and Local Jurisdiction | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards expiration year	2039